Employee costs and share plans for employees	12 Months Ended
Dec. 31, 2019
Employee costs and share plans for employees
Employee costs and share plans for employees

28 Employee costs and share plans for employees

Employee costs

The average number of people, to the nearest hundred, employed by the Group is set out in the table below. In accordance with the Companies Act 2006, this includes part-time employees.

	2019	2018	2017
Employees
UK	7,400	7,200	6,900
Continental Europe	15,500	14,800	14,500
The Americas	16,600	16,700	16,300
Asia, Africa & Australasia	27,800	24,500	22,300
Continuing operations	67,300	63,200	60,000

Geographical distribution described in the table above is by location of legal entity employing staff. Certain staff will undertake some or all of their activity in a different location.

The number of people employed by the Group at the end of 2019 was 70,600 (2018: 64,600; 2017: 61,100).

The costs incurred during the year in respect of these employees were:

	2019	2018	2017
	$m	$m	$m
Salaries	5,648	5,370	5,004
Social security costs	658	626	570
Pension costs	491	469	378
Other employment costs	771	505	534
Total	7,568	6,970	6,486

Severance costs of $158m are not included above (2018: $94m; 2017: $225m).

The Directors believe that, together with the basic salary system, the Group’s employee incentive schemes provide competitive and market-related packages to motivate employees. They should also align the interests of employees with those of shareholders, as a whole, through long-term share ownership in the Company. The Group’s current UK, Swedish and US schemes are described below; other arrangements apply elsewhere.

Bonus plans

The AstraZeneca UK Performance Bonus Plan

Employees of participating AstraZeneca UK companies are invited to participate in this bonus plan, which rewards strong individual performance. Bonuses are paid in cash.

The AstraZeneca Executive Annual Bonus Scheme

This scheme is a performance bonus scheme for Directors and senior employees who do not participate in the AstraZeneca UK Performance Bonus Plan. Annual bonuses are paid in cash and reflect both corporate and individual performance measures. The Remuneration Committee has discretion to reduce or withhold bonuses if business performance falls sufficiently short of expectations in any year such as to make the payment of bonuses inappropriate.

The AstraZeneca Deferred Bonus Plan

This plan was introduced in 2006 and is used to defer a portion of the bonus earned under the AstraZeneca Executive Annual Bonus Scheme into Ordinary Shares in the Company for a period of three years. The plan currently operates only in respect of Executive Directors and members of the SET. Awards of shares under this plan are typically made in March each year, the first award having been made in February 2006.

Sweden

In Sweden, an all-employee performance bonus plan is in operation, which rewards strong individual performance. Bonuses are paid 50% into a fund investing in AstraZeneca equities and 50% in cash. The AstraZeneca Executive Annual Bonus Scheme, the AstraZeneca Performance Share Plan and the AstraZeneca Global Restricted Stock Plan all operate in respect of relevant AstraZeneca employees in Sweden.

US

In the US, there are two all-employee short-term or annual performance bonus plans in operation to differentiate and reward strong individual performance. Annual bonuses are paid in cash. There is also one senior staff long-term incentive scheme, under which 123 participants may be eligible for awards granted as AstraZeneca ADSs. AstraZeneca ADSs necessary to satisfy the awards are purchased in the market or funded via a share trust. The AstraZeneca Performance Share Plan and the AstraZeneca Global Restricted Stock Plan operate in respect of relevant employees in the US.

Share plans

The charge for share-based payments in respect of share plans is $259m (2018: $219m; 2017: $220m). The plans are equity settled.

The AstraZeneca UK All-Employee Share Plan

The Company offers UK employees the opportunity to buy Partnership Shares (Ordinary Shares). Employees may invest up to £150 a month to purchase Partnership Shares in the Company at the current market value. In 2010, the Company introduced a Matching Share element, the first award of which was made in 2011. Currently one Matching Share is awarded for every four Partnership Shares purchased. Partnership Shares and Matching Shares are held in the HM Revenue & Customs (HMRC)-approved All-Employee Share Plan. At the Company’s AGM in 2002, shareholders approved the issue of new shares for the purposes of the All-Employee Share Plan.

The AstraZeneca 2014 Performance Share Plan (PSP)

This plan was approved by shareholders in 2014 for a period of 10 years and replaces the AstraZeneca Performance Share Plan. Generally, awards can be granted at any time, but not during a closed period of the Company. The first grant of awards was made in May 2014. Awards granted under the plan vest after three years, or in the case of Executive Directors and members of the SET, after an additional two-year holding period, and can be subject to the achievement of performance conditions. For awards granted to all participants in 2019, vesting is subject to a combination of measures focused on scientific leadership, revenue growth and financial performance. The Remuneration Committee has responsibility for agreeing any awards under the plan and for setting the policy for the way in which the plan should be operated, including agreeing performance targets and which employees should be invited to participate. The main grant of awards in 2019 under the plan took place in March with further grants in May, August and November.

	Shares	WAFV	[1]	WAFV	[1]
	ʼ000	pence		$
Shares awarded in March 2017	2,359	2440		30.88
Shares awarded in May 2017	10	2607		34.20
Shares awarded in August 2017	44	2234		29.11
Shares awarded in March 2018	3,400	2427		34.62
Shares awarded in May 2018	18	2651		36.42
Shares awarded in August 2018	92	2982		38.46
Shares awarded in March 2019	2,899	3144		42.00
Shares awarded in May 2019	5	2918		37.77
Shares awarded in August 2019	79	3640		44.28
Shares awarded in November 2019	13	3663		47.42
[1]	Weighted average fair value.

The AstraZeneca Investment Plan (AZIP)

This plan was introduced in 2010 and approved by shareholders at the 2010 AGM. The final grant of awards under this plan took place in March 2016. Awards granted under the plan vest after eight years and are subject to performance conditions measured over a period of four years.

The AstraZeneca Global Restricted Stock Plan

This plan was introduced in 2010. The main grant of awards in 2019 under the plan was in March, with further, smaller grants in May, August and November. This plan provides for the grant of restricted stock unit (RSU) awards to selected below SET-level employees and is used in conjunction with the AstraZeneca Performance Share Plan to provide a mix of RSUs and performance shares. Awards typically vest on the third anniversary of the date of grant and are contingent on continued employment with the Company. The Remuneration Committee has responsibility for agreeing any awards under the plan and for setting the policy for the way in which the plan should be operated.

	Shares	WAFV	WAFV
	ʼ000	pence	$
Shares awarded in March 2017	2,502	4880	61.76
Shares awarded in May 2017	78	5214	68.40
Shares awarded in August 2017	31	4468	58.22
Shares awarded in November 2017	77	4942	66.24
Shares awarded in March 2018	4,474	4853	69.24
Shares awarded in August 2018	40	5964	76.92
Shares awarded in November 2018	3	6300	82.86
Shares awarded in March 2019	4,527	6287	84.00
Shares awarded in May 2019	1	5835	75.54
Shares awarded in August 2019	114	7280	88.56
Shares awarded in November 2019	2	7326	94.84

The AstraZeneca Restricted Share Plan

This plan was introduced in 2008 and provides for the grant of restricted share awards to key employees, excluding Executive Directors. Awards are made on an ad hoc basis with variable vesting dates. The plan has been used four times in 2019 to make awards to 87 employees. The Remuneration Committee has responsibility for agreeing any awards under the plan and for setting the policy for the way in which the plan should be operated.

	Shares	WAFV	WAFV
	ʼ000	pence	$
Shares awarded in February 2017	205	4293	55.50
Shares awarded in March 2017	134	4880	61.76
Shares awarded in May 2017	8	5214	68.40
Shares awarded in August 2017	26	4468	58.22
Shares awarded in September 2017	31	4765	65.60
Shares awarded in November 2017	23	4942	66.24
Shares awarded in March 2018	148	4853	69.24
Shares awarded in May 2018	45	5301	72.84
Shares awarded in August 2018	37	5964	76.92
Shares awarded in November 2018	38	6300	82.86
Shares awarded in March 2019	95	6287	84.00
Shares awarded in May 2019	25	5835	75.54
Shares awarded in August 2019	56	7280	88.56
Shares awarded in November 2019	105	7326	94.84

The AstraZeneca Extended Incentive Plan

This plan was introduced in 2018 and provides for the grant of awards to key employees, excluding Executive Directors. Awards are made on an ad hoc basis and 50% of the award will normally vest on the fifth anniversary of grant, with the balance vesting on the tenth anniversary of grant. The award can be subject to the achievement of performance conditions. The Remuneration Committee has responsibility for agreeing any awards under the plan and for setting the policy for the way in which the plan should be operated, including agreeing performance targets (if any) and which employees should be invited to participate.

	Shares	WAFV	WAFV
	ʼ000	pence	$
Shares awarded in August 2019	24	7280	88.56
Shares awarded in November 2019	20	7326	94.84

The fair values were determined using a modified version of the Monte Carlo model. This method incorporated expected dividends but no other features into the measurements of fair value. The grant date fair values of share awards disclosed in this section do not take account of service and non-market related performance conditions.